Note 17 - Subsequent Events	12 Months Ended
Jun. 30, 2026
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]

17. SUBSEQUENT EVENTS

On July 7, 2026, Alterity Therapeutics announced confirmation of the registrational pathway for ATH434 in Multiple System Atrophy, upon receipt of the FDA End-of-Phase 2 meeting minutes.

On July 8, 2026, the Group received $3,982,992 in relation to the FY2025 R&D tax incentive refund (inclusive of $43,117 interest).

On August 12, 2026, Alterity Therapeutics announced the granting of a new U.S. Composition of Matter patent for ATH434.

No other matter or circumstance has occurred subsequent to year end that has significantly affected, or may significantly affect, the operations of the Group, the results of those operations or the state of affairs of the Group or economic entity in subsequent financial years.